Convertible Notes	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Convertible Notes
Convertible Notes

Note 5 – Convertible Notes

The Company had the following convertible notes payable outstanding as of February 28, 2022, and May 31, 2021:

	February 28,	May 31,
	2022	2021
Convertible note payable -2016	$36,818	$36,818
Convertible note payable -2021	275,000	-
	-	-
Total convertible notes payable	311,818	36,818

Less: debt discount and deferred financing cost	(79,019)	-
Total convertible notes	232,799	36,818

Less: current portion of convertible notes payable	232,799	36,818
Long-term convertible notes payable	$-	$-

On October 13, 2016, the Company received financing from an unrelated party in the amount of $85,500 with $5,000 original issue discount and incurred $8,000 in financing costs. On December 29, 2017, the principal balance along with the related default penalties, accrued and unpaid interest, and the conversion rights were sold to another unrelated party. The original issue discount and financing costs were amortized over the original life of the note using the effective interest method. The $85,500 note bears 10% interest and matured on July 13, 2017. The note is currently in default and bears 18% interest rate while in default on the outstanding balance of $36,818 after $48,682 of conversions in prior years. The holder shall be entitled to convert any portion of the outstanding and unpaid conversion amount into fully paid and non-assessable shares of common stock. The conversion price is the 45% discount to the lowest traded price during the previous 20 trading days to the date of a conversion notice. The Company may redeem the note at rates ranging from 125% to 150% depending on the redemption date. The note derivative is revalued at each period end with gains or losses included in the statement of operations (see note 6 for details). During the nine months ended February 28, 2022, and 2021, the Company recognized interest expense of $4,957 and $5,430, respectively. As of February 28, 2022 and May 31, 2021, the Company had accrued interest of $39,502 and $34,546, respectively.

On October 14, 2021, the Company received financing from an unrelated party in the amount of $275,000 with $25,000 original issue discount and $9,500 in financing costs, for net proceeds to the Company of $240,500. The original issue discount and financing costs are being amortized over the original life of the note using the effective interest method. The $275,000 bears 10% interest and matures on October 14, 2022.The conversion price is $0.002 per share (Fixed Conversion Price) at any time after 180 days from the issue date, if an event of default, the conversion price shall be $0.001 per share. On October 14, 2021, the Company agreed, in connection with the authorization and issuance of convertible note of $275,000, to issue an additional 10,000,000 shares of common stock in accordance with the securities purchase agreement dated October 14, 2021, to the convertible note holder. The Company determined the fair value of 10,000,000 shares of common stock of $92,000 (according to market price on October 14, 2021) and shall amortize this cost over the life of the convertible note. On February 8, 2022, the Company issued 10,000,000 shares of common stock to note holder.

During the nine months ended February 28, 2022, the Company recognized interest expenses of $10,322 and $47,481 amortization of debt discount. As of February 28, 2022, the Company had accrued interest of $10,322 and unamortized debt discount of $79,019.

Note 4 – Convertible Notes

The Company had the following convertible notes payable outstanding as of May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Convertible notes payable	$36,818	$36,818
	36,818	36,818
Less: debt discount and deferred financing cost	-	-
	36,818	36,818
Less: current portion of convertible notes payable	36,818	36,818
Long-term convertible notes payable	$-	$-

On October 13, 2016, the Company received financing from an unrelated party in the amount of $

85,500 with $5,000 original issue discount and incurred $8,000 in financing costs. On December 29, 2017, the principal balance along with the related default penalties, accrued and unpaid interest, and the conversion rights were sold to another unrelated party. The original issue discount and financing costs were amortized over the original life of the note using the effective interest method. The $85,500 bears 10% interest and matured on July 13, 2017. The note is currently in default, and bears 18% interest rate while in default. The holder shall be entitled to convert any portion of the outstanding and unpaid conversion amount into fully paid and non-assessable shares of common stock. The conversion price is the 45% discount to the lowest traded price during the previous 20 trading days to the date of a conversion notice. The Company may redeem the note at rates ranging from 125% to 150% depending on the redemption date. The note was discounted for a derivative (see note 5 for details) and the discount was amortized over the original life of the note using the effective interest method. During the years ended May 31, 2021 and 2020, the Company recognized interest expense of $7,259 and $7,279, respectively. As of May 31, 2021 and 2020, the Company had accrued interest of $34,546 and $27,287, respectively.